Consumer Loans, Credit Quality Information And Allowances And Liabilities For Estimated Losses On Consumer Loans (Narrative) (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011
Consumer Loans, Credit Quality Information And Allowances And Liabilities For Losses On Consumer Loans [Line Items]
Accrual for losses on consumer loan guaranty obligations	$ 2.8	$ 3.5	$ 3.4	$ 3.1
Active consumer loans owned by third-party lenders	50.1	64.7	55.3	59.4
Non Accrual Consumer Loans Amount		$ 62.0		$ 58.3
Days for delinquent loans to be charged off	60 days	60 days
Minimum [Member]
Consumer Loans, Credit Quality Information And Allowances And Liabilities For Losses On Consumer Loans [Line Items]
Delinquent loans expiry period (in days)	1 day	1 day
Maximum [Member]
Consumer Loans, Credit Quality Information And Allowances And Liabilities For Losses On Consumer Loans [Line Items]
Delinquent loans expiry period (in days)	59 days	59 days
Short Term Loans [Member]
Consumer Loans, Credit Quality Information And Allowances And Liabilities For Losses On Consumer Loans [Line Items]
Guaranteed Loans Term	90 days	90 days
Secured Auto Equity Loans [Member]
Consumer Loans, Credit Quality Information And Allowances And Liabilities For Losses On Consumer Loans [Line Items]
Guaranteed Loans Term	42 months	42 months
Guaranteed Loans Term Average	24 months